First time adoption of IFRS (Details)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Jan. 31, 2019 GBP (£)	Jan. 01, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Non-current assets
Property, plant and equipment	£ 75,389		£ 20,722			£ 4,115
Intangible fixed assets	9,852,039		6,792,770			3,275,544	£ 348,505	£ 348,505	£ 348,505
Total non-current assets	9,952,428		6,838,492			3,279,659	348,505	348,505
Current assets
Trade and other receivables	386,639		217,169			726,329	36,144	36,144
Cash and cash equivalents	5,560,489	€ 5,560,489	150,616	£ 1,498,725	€ 1,498,725	3,420,730	251,286	251,286	251,286
Total current assets	5,947,128		367,785			4,147,059	287,430	287,430
Assets	15,899,556		7,206,277			7,426,718	635,935	635,935
Current liabilities
Total trade and other current payables	(4,017,718)		(1,846,518)			(3,074,136)	(388,838)	(388,838)
Non-current liabilities
Trade and other payables	(1,149,164)		(413,358)			(167,289)
Borrowings	10,852,109		0			2,668,800
Deferred tax	0		0			445,723
Total non-current liabilities	(12,001,273)		(413,358)			(3,281,812)
Liabilities	(19,518,991)		(6,485,730)			(6,355,948)	(388,838)	(388,838)
Net (liabilities)/assets	(3,619,435)		720,547			1,070,770	247,097	247,097
EQUITY
Share capital	129		129			129	129	129
Convertible loan notes treated as equity	1,000,000		1,000,000			1,000,000	1,000,000	1,000,000
Other reserves	172,874		104,276			8,945
Retained earnings	(4,792,438)		(383,858)			61,696	(753,032)	(753,032)	(753,032)
Total equity	£ (3,619,435)		£ 720,547	£ 459,675		1,070,770	247,097	£ 247,097	£ (922,049)
UK GAAP
Non-current assets
Property, plant and equipment						4,115
Total non-current assets						4,115
Current assets
Trade and other receivables						81,378	36,973
Cash and cash equivalents						3,420,736	251,286
Total current assets						3,502,114	288,259
Assets						3,506,229	288,259
Current liabilities
Total trade and other current payables						(4,866,670)	(210,308)
Non-current liabilities
Liabilities						(4,866,670)	(210,308)
Net (liabilities)/assets						(1,360,441)	77,951
EQUITY
Share capital						163	163
Share premium						999,966	999,966
Other reserves						6
Retained earnings						(2,360,576)	(922,178)
Total equity						(1,360,441)	77,951
Reclassification and Remeasurement
Non-current assets
Intangible fixed assets						3,275,544	348,505
Total non-current assets						3,275,544	348,505
Current assets
Trade and other receivables						644,951	(829)
Cash and cash equivalents						(6)
Total current assets						644,945	(829)
Assets						3,920,489	347,676
Current liabilities
Total trade and other current payables						1,792,534	(178,530)
Non-current liabilities
Trade and other payables						(167,289)
Borrowings						2,668,800
Deferred tax						445,723
Total non-current liabilities						(3,281,812)
Liabilities						(1,489,278)	(178,530)
Net (liabilities)/assets						2,431,211	169,146
EQUITY
Share capital						(34)	(34)
Share premium						(999,966)	(999,966)
Convertible loan notes treated as equity						1,000,000	1,000,000
Other reserves						8,939
Retained earnings						2,422,272	169,146
Total equity						£ 2,431,211	£ 169,146